CAPITAL STOCK (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Preferred units authorized			1,000,000	1,000,000
Voting rights			The holders of the Series A Super Voting Preferred Stock shall be entitled to vote on all matters subject to a vote or written consent of the holders of the Company’s Common Stock, and on all such matters, the four (4) shares of Series A Super Voting Preferred Stock shall be entitled to that number of votes equal to the number of votes that all issued and outstanding shares of the Common Stock and all other voting securities of the Company are entitled to, as of any such date of determination, plus one million (1,000,000) votes, it being the intention that the holders of the Series A Super Voting Preferred Stock shall have effective voting control of the Company, on a fully diluted voting basis. Accordingly, each share of Series A Super Voting Stock shall entitle the Holder to that number of votes as is equal to 12.5% of the outstanding shares of Common Stock and all other voting securities of the Company are entitled to, as of such date of determination, plus 250,000 votes. The holders of the Series A Super Voting Preferred Stock shall vote together with the holders of Common Stock as a single class. Currently, Lance Friedman, our Chief Executive Officer holds all 4 outstanding shares of the Series A Super Voting Preferred Stock.
Common Stock, Shares, Outstanding			32,958,288	32,958,288	32,958,288
Stock Issued During Period, Value, New Issues					$ 45,000
Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues					6
Stock Issued During Period, Value, New Issues
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues				$ 10,000,000.0
Common Stock [Member] | 35% OID Super Priority Convertible Notes 2022 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				1,000,000
Common Stock [Member] | 35% OID Super Priority Convertible Notes 2023 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				100,000
Common Stock [Member] | 20% OID Convertible Notes 2023 [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues				468,250
Series B Preferred Convertible Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			40,000	40,000
Preferred stock, par value			$ 0.01	$ 0.01
Series B Preferred Convertible Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				10,000
Series A Preferred Convertible Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			4	4
Preferred stock, par value			$ 0.10	$ 0.10
Series C Preferred Convertible Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized			50,000	50,000
Preferred stock, par value			$ 0.0001	$ 0.0001
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value		$ 0.01
Preferred Stock, Dividend Rate, Percentage		10.00%
Stock Issued During Period, Shares, New Issues		141
Preferred stock discount rate percentage		10.00%
Debt Instrument, Unamortized Discount		$ 105,450
Cash		951,750
Payments for Brokerage Fees		$ 53,994
Series B Preferred Stock [Member] | 15 Investors [Member]
Class of Stock [Line Items]
Share Price		$ 6,750
Stock Issued During Period, Value, New Issues		$ 1,057,200
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding				147	147
Series A Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding				4
Series C Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Outstanding				0
Series B 10% Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 0.01
Preferred Stock, Dividend Rate, Percentage				10.00%
Preferred stock discount rate percentage	10.00%
Debt Instrument, Unamortized Discount	$ 5,000
Cash	45,000
Payments for Brokerage Fees	$ 0
Sale of Stock, Number of Shares Issued in Transaction	6
Series B 10% Convertible Preferred Stock [Member] | 1 Investor [Member]
Class of Stock [Line Items]
Share Price	$ 7,500
Sale of Stock, Consideration Received on Transaction	$ 50,000